Stockholders' Equity - Additional information (Detail) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended					9 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 23, 2013	Jul. 30, 2013	Dec. 23, 2003	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 23, 2003 Series B Convertible Preferred Stock	Jul. 23, 2013 Maximum	Sep. 16, 2013 Restricted Stock	Jun. 28, 2013 Restricted Stock	Jan. 31, 2013 Restricted Stock	Sep. 30, 2013 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Jan. 31, 2013 Restricted Stock January 31, 2014	Jan. 31, 2013 Restricted Stock January 31, 2015	Sep. 16, 2013 Restricted Stock One Year Anniversary [Member]	Sep. 16, 2013 Restricted Stock Vesting monthly on a pro-rata basis over the subsequent two years	Dec. 31, 2010 Restricted Stock Series B common stock	Dec. 31, 2012 Restricted Stock Series B common stock	Dec. 31, 2011 Restricted Stock Series B common stock	Jun. 28, 2013 Restricted Stock Series B common stock Subsequent Event	Jan. 31, 2013 Performance Based Stock Options	Sep. 30, 2013 2011 Equity Incentive Plan	Dec. 31, 2012 2011 Equity Incentive Plan Equity Option	Dec. 31, 2012 2011 Equity Incentive Plan Equity Option Minimum	Dec. 31, 2012 2011 Equity Incentive Plan Equity Option Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, contractual term																												10 years	10 years
Share based compensation, vesting period																														0 years	5 years
Share based compensation shares authorized for future issuance																												1,792,429	1,668,434
Shares remaining available for grant																												378,406	539,106
Restricted stock issued															12,000	112,720							112,720
Restricted shares, grant date fair value per share																$ 5.75							$ 5.75
Restricted shares, percentage vested																		10.00%						10.00%	10.00%
Warrants granted during the period			20,467							20,467
Exercise price of warrants issued			$ 12.21
Expiration date of warrant issued			Dec. 31, 2010
Amended expiration date of warrant			Dec. 31, 2015
Warrant-related expense									$ 44,100
Percentage of royalty of net proceeds received	20.00%
Proceeds received from license agreement											10,000,000
Service agreement	Under the service agreement, the Company will provide facilities and up to 10 percent of the services of certain employees to Spriaso for a period of up to 18 months.
Service agreement period											18 months
Shares repurchased, shares													8,625													8,626
Shares repurchased, price per share													$ 6.16													$ 6.16
Unvested															103,784	112,720	99,869	101,448									907,336
Exercise price																											$ 2.81
Share based compensation expense				160,281	36,896	758,767	116,844	127,488	1,334,729				16,437														421,950
Performance stock options, vesting terms descriptions																											Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.
Stock issued during period, shares		6,336,664
Net proceed from issuance of common stock		35,700,000				35,981,030
Offering expense related to stock issuance cost		2,300,000
Restricted shares, percentage non vested														90.00%
Restricted shares, percentage vesting percentage																			50.00%	50.00%	33.00%	64.00%
Issuance of restricted common stock												12,000
Total unrecognized compensation cost				$ 808,632		$ 808,632		$ 1,088,536
Stock option granted				51,390		285,527			304,709
Issuance of restricted stock award				12,000
Weighted average fair value of share based compensation awards granted				$ 3.55		$ 2.06		$ 3.67